Short-Term Bank Loans (Details) ¥ in Millions				6 Months Ended
		Jan. 03, 2024 USD ($)	Sep. 28, 2023 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Jan. 10, 2024 USD ($)	Jan. 10, 2024 CNY (¥)	Jan. 03, 2024 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 28, 2023 CNY (¥)
Short Term Bank Loan [Line Items]
Bank borrow				$ 9,681,150					$ 4,113,000
Incurred interest expenses				93,256
Industrial and Commercial Bank of China [Member]
Short Term Bank Loan [Line Items]
Bank borrow	[1]			4,155,000					4,113,000
Industrial and Commercial Bank of China [Member] | Changzhou Zhongjin [Member]
Short Term Bank Loan [Line Items]
Bank borrow			$ 4,155,000							¥ 30.0
Working capital years			1 year
Fixed interest rate			2.90%							2.90%
China Merchants Bank [Member]
Short Term Bank Loan [Line Items]
Bank borrow	[2]			1,385,000
China Merchants Bank [Member] | Changzhou Zhongjin [Member]
Short Term Bank Loan [Line Items]
Bank borrow		$ 1,385,000						¥ 10.0
Working capital years		1 year
Fixed interest rate		2.80%						2.80%
Agricultural Bank of China [Member]
Short Term Bank Loan [Line Items]
Bank borrow	[3]			2,756,150
Agricultural Bank of China [Member] | Changzhou Zhongjin [Member]
Short Term Bank Loan [Line Items]
Bank borrow		$ 2,756,150						¥ 19.9
Working capital years		1 year
Fixed interest rate		2.95%						2.95%
Jiangsu Bank [Member]
Short Term Bank Loan [Line Items]
Bank borrow	[4]			$ 1,385,000
Jiangsu Bank [Member] | Changzhou Zhongjin [Member]
Short Term Bank Loan [Line Items]
Bank borrow						$ 1,385,000	¥ 10.0
Fixed interest rate						3.00%	3.00%

[1]	On September 28, 2023, Changzhou Zhongjin signed a loan agreement with Industrial and Commercial Bank of China to borrow $4,155,000 (RMB 30.0 million) as working capital for one year, with a maturity date of September 25, 2024. The loan had a fixed interest rate of 2.90% per annum.
[2]	On January 3, 2024, Changzhou Zhongjin entered into a loan agreement with China Merchants Bank to borrow $1,385,000 (RMB 10.0 million) as working capital. The loan has a fixed interest rate of 2.80% per annum and matures in one year. In addition, the Company’s major shareholder Mr. Erqi Wang, signed a maximum guarantee agreement with China Merchants Bank to provide personal credit guarantees for the loan.
[3]	On January 3, 2024, Changzhou Zhongjin entered into a loan agreement with Agricultural Bank of China to borrow $2,756,150 (RMB 19.9 million) as working capital. The loan has a fixed interest rate of 2.95% per annum and matures in one year.
[4]	On January 10, 2024, Changzhou Zhongjin entered into a loan agreement with Jiangsu Bank to borrow $1,385,000 (RMB 10.0 million) as working capital. The loan has a fixed interest rate of 3% per annum and matures in six months. In addition, the Company’s major shareholder Mr. Erqi Wang, signed a maximum guarantee agreement with Jiangsu Bank to provide personal credit guarantees for the loan. The loan was fully repaid on July 15, 2024.